CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 3 months ended Mar. 31, 2015 - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2014	$ 37,809	$ (866)	$ 297,987	$ (28,242)	$ 12,335	$ 319,023
Balance (in shares) at Dec. 31, 2014	37,808,777
Net income				213		$ 213
Common stock issued from option exercises, net of tax benefits (in shares)						0
Common stock issued as restricted shares, net of tax benefits	$ 49		(49)
Common stock issued as restricted shares, net of tax benefits (in shares)	49,375
Stock-based compensation			464			$ 464
Other comprehensive income net of reclassification adjustments and tax					2,353	2,353
Balance at Mar. 31, 2015	$ 37,858	$ (866)	$ 298,402	$ (28,029)	$ 14,688	$ 322,053
Balance (in shares) at Mar. 31, 2015	37,858,152